Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Assets of disposal groups
Loans to customers - amortised cost	£ 362,551	£ 358,990
Derivatives	109,342	106,139
Other assets	8,542	8,242
Assets	806,478	781,992
Liabilities of disposal groups
Other liabilities	5,270	5,797
Liabilities	767,851	740,189
Discontinued operations
Assets of disposal groups
Loans to customers - amortised cost	14,178	9,002
Derivatives	1	5
Other assets	8	8
Assets	14,187	9,015
Liabilities of disposal groups
Other liabilities	8	5
Liabilities	8	5
Net assets of disposal groups	£ 14,179	£ 9,010